Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 57.6%

	522 Funding CLO, Series 2021-6A, Class A1R
$ 2,265,000	5.965%, ICE LIBOR USD 3 Month + 1.150%, 10/23/34 (A)(B)	$2,221,945

	AASET, Series 2022-1A, Class A
2,720,316	6.000%, 05/16/47 (B)	2,589,347

	Accelerated Assets, Series 2018-1, Class B
416,134	4.510%, 12/02/33 (B)	398,917

	ACHV ABS TRUST, Series 2023-1PL, Class D
700,000	8.470%, 03/18/30 (B)	704,475

	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (B)	4,678,515

	Affirm Asset Securitization Trust, Series 2023-A, Class D
1,570,000	9.090%, 01/18/28 (B)	1,573,946

	AGL CLO, Series 2020-3A, Class D
2,100,000	8.092%, ICE LIBOR USD 3 Month + 3.300%, 01/15/33 (A)(B)	1,996,275

	AGL CLO, Series 2021-1A, Class DR
1,000,000	7.858%, ICE LIBOR USD 3 Month + 3.050%, 10/20/34 (A)(B)	947,652

	AGL CLO, Series 2021-7A, Class ER
2,345,000	11.142%, ICE LIBOR USD 3 Month + 6.350%, 07/15/34 (A)(B)	2,096,538

	AIG CLO, Series 2021-2A, Class E
2,500,000	11.308%, ICE LIBOR USD 3 Month + 6.500%, 07/20/34 (A)(B)	2,247,868

	AIG CLO, Series 2021-1A, Class ER
1,000,000	11.408%, ICE LIBOR USD 3 Month + 6.600%, 04/20/32 (A)(B)	928,671

	AIMCO CLO Series, Series 2021-AA, Class DR
665,000	7.958%, ICE LIBOR USD 3 Month + 3.150%, 04/20/34 (A)(B)	630,001

	Allegro CLO VI, Series 2018-2A, Class D
250,000	7.542%, ICE LIBOR USD 3 Month + 2.750%, 01/17/31 (A)(B)	235,290

	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (B)	3,867,162

	Atrium XV, Series 15A, Class D
845,000	7.815%, ICE LIBOR USD 3 Month + 3.000%, 01/23/31 (A)(B)	806,389

	Avis Budget Rental Car Funding AESOP, Series 2021-1A, Class D
5,000,000	3.710%, 08/20/27 (B)	4,205,929

	Avis Budget Rental Car Funding AESOP, Series 2022-3A, Class A
2,815,000	4.620%, 02/20/27 (B)	2,781,894

	Bain Capital Credit CLO, Series 2018-2A, Class A1
2,220,000	5.878%, ICE LIBOR USD 3 Month + 1.080%, 07/19/31 (A)(B)	2,196,062

	Bain Capital Credit CLO, Series 2021-2A, Class AR
2,220,000	5.892%, ICE LIBOR USD 3 Month + 1.100%, 10/17/32 (A)(B)	2,193,915

	Ballyrock CLO, Series 2018-1A, Class C
250,000	7.958%, ICE LIBOR USD 3 Month + 3.150%, 04/20/31 (A)(B)	233,321

1

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 57.6% (continued)

	Barings CLO, Series 2018-2A, Class C
$ 620,000	7.492%, ICE LIBOR USD 3 Month + 2.700%, 04/15/30 (A)(B)	$597,320

	Battalion CLO XVI, Series 2021-16A, Class ER
830,000	11.408%, ICE LIBOR USD 3 Month + 6.600%, 12/19/32 (A)(B)	709,326

	BHG Securitization Trust, Series 2022-C, Class E
1,890,000	9.730%, 10/17/35 (B)	1,890,768

	Business Jet Securities, Series 2021-1A, Class C
667,180	5.067%, 04/15/36 (B)	585,504

	CAL Funding IV, Series 2020-1A, Class B
833,012	3.500%, 09/25/45 (B)	737,859

	CarVal CLO IV, Series 2021-1A, Class A1A
1,850,000	5.988%, ICE LIBOR USD 3 Month + 1.180%, 07/20/34 (A)(B)	1,819,464

	Carvana Auto Receivables Trust, Series 2022-P1, Class A3
3,230,000	3.350%, 02/10/27	3,116,201

	Carvana Auto Receivables Trust, Series 2022-P2, Class B
2,382,000	5.080%, 04/10/28	2,286,622

	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A
496,262	3.474%, 01/15/46 (B)	439,192

	Castlelake Aircraft Structured Trust, Series 2021-1R, Class B
529,359	3.924%, 08/15/41 (B)	402,587

	CIFC Funding, Series 2017-5A, Class C
500,000	7.642%, ICE LIBOR USD 3 Month + 2.850%, 11/16/30 (A)(B)	483,257

	CIFC Funding, Series 2018-1A, Class D
365,000	7.445%, ICE LIBOR USD 3 Month + 2.650%, 04/18/31 (A)(B)	331,976

	CIG Auto Receivables Trust, Series 2021-1A, Class E
2,550,000	4.450%, 05/12/28 (B)	2,365,582

	CIM TRUST, Series 2022-R2, Class A1
988,416	3.750%, 12/25/61 (A)(B)	942,758

	CLI Funding VI, Series 2020-3A, Class B
773,500	3.300%, 10/18/45 (B)	683,219

	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B1
730,000	7.410%, SOFR30A + 3.100%, 10/25/41 (A)(B)	698,289

	CoreVest American Finance Trust, Series 2017-1, Class D
99,529	4.358%, 10/15/49 (B)	99,222

	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.605%, 03/15/52 (A)(B)	528,470

	CoreVest American Finance Trust, Series 2020-2, Class D
1,211,000	4.596%, 05/15/52 (A)(B)	1,081,789

	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	10.642%, ICE LIBOR USD 3 Month + 5.850%, 10/15/30 (A)(B)	487,399

2

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 57.6% (continued)

	Elmwood CLO VIII, Series 2021-1A, Class D1
$ 715,000	7.808%, ICE LIBOR USD 3 Month + 3.000%, 01/20/34 (A)(B)	$691,001

	Elmwood CLO XI, Series 2021-4A, Class E
1,250,000	10.808%, ICE LIBOR USD 3 Month + 6.000%, 10/20/34 (A)(B)	1,143,326

	Falcon Aerospace, Series 2017-1, Class A
600,748	4.581%, 02/15/42 (B)	551,282

	First Investors Auto Owner Trust, Series 2019-2A, Class E
2,620,000	3.880%, 01/15/26 (B)	2,548,090

	First Investors Auto Owner Trust, Series 2021-1A, Class E
660,000	3.350%, 04/15/27 (B)	588,298

	First Investors Auto Owner Trust, Series 2022-2A, Class D
750,000	8.710%, 10/16/28 (B)	794,901

	FirstKey Homes Trust, Series 2020-SFR2, Class F1
2,450,000	3.017%, 10/19/37 (B)	2,188,651

	FirstKey Homes Trust, Series 2020-SFR1, Class F2
2,305,000	4.284%, 08/17/37 (B)	2,140,107

	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class D
2,745,000	7.090%, 10/15/29 (B)	2,680,127

	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	10.515%, ICE LIBOR USD 3 Month + 5.850%, 11/22/31 (A)(B)	355,364

	Gilbert Park CLO, Series 2017-1A, Class D
707,000	7.742%, ICE LIBOR USD 3 Month + 2.950%, 10/15/30 (A)(B)	662,144

	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class E
2,550,000	4.430%, 10/16/28 (B)	2,169,854

	Goldentree Loan Management US CLO, Series 2017-2A, Class D
250,000	7.458%, ICE LIBOR USD 3 Month + 2.650%, 11/28/30 (A)(B)	243,562

	Greenwood Park CLO, Series 2018-1A, Class D
285,000	7.292%, ICE LIBOR USD 3 Month + 2.500%, 04/15/31 (A)(B)	261,472

	Harbor Park CLO, Series 2018-1A, Class D
400,000	7.708%, ICE LIBOR USD 3 Month + 2.900%, 01/20/31 (A)(B)	373,996

	Hertz Vehicle Financing III, Series 2022-1A, Class D
1,040,000	4.850%, 06/25/26 (B)	957,167

	Hertz Vehicle Financing III, Series 2022-3A, Class D
1,065,000	6.310%, 03/25/25 (B)	1,035,211

	Hilton Grand Vacations Trust, Series 2018-AA, Class C
130,664	4.000%, 02/25/32 (B)	125,196

	Hilton Grand Vacations Trust, Series 2022-2A, Class C
661,280	5.570%, 01/25/37 (B)	644,928

	Home Partners of America Trust, Series 2021-1, Class F
602,099	3.325%, 09/17/41 (B)	480,252

3

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 57.6% (continued)

	Home Partners of America Trust, Series 2021-2, Class F
$ 2,474,986	3.799%, 12/17/26 (B)	$2,086,648

	JPMorgan Chase Bank, Series 2021-1, Class F
1,000,000	4.280%, 09/25/28 (B)	911,925

	JPMorgan Chase Bank, Series 2021-2, Class F
1,200,000	4.393%, 12/26/28 (B)	1,079,179

	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,165,032	4.250%, 12/15/38 (B)	1,753,676

	KKR CLO, Series 2018-23, Class F
840,000	12.658%, ICE LIBOR USD 3 Month + 7.850%, 10/20/31 (A)(B)	626,974

	KKR CLO, Series 2019-24, Class E
860,000	11.188%, ICE LIBOR USD 3 Month + 6.380%, 04/20/32 (A)(B)	770,971

	Lehman XS Trust, Series 2006-2N, Class 1A1
484,777	5.026%, ICE LIBOR USD 1 Month + 0.520%, 02/25/46 (A)	422,249

	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B
1,407,024	3.432%, 10/15/46 (B)	1,136,224

	Madison Park Funding XLVI, Series 2021-46A, Class ER
2,140,000	11.042%, ICE LIBOR USD 3 Month + 6.250%, 10/15/34 (A)(B)	1,956,876

	Magnetite XXIX, Series 2021-29A, Class E
850,000	10.542%, ICE LIBOR USD 3 Month + 5.750%, 01/15/34 (A)(B)	778,887

	MAPS, Series 2018-1A, Class B
1,076,808	5.193%, 05/15/43 (B)	695,648

	Med Trust, Series MDLN, Class A
528,430	5.410%, ICE LIBOR USD 1 Month + 0.950%, 11/15/38 (A)(B)	515,203

	Med Trust, Series MDLN, Class D
897,334	6.460%, ICE LIBOR USD 1 Month + 2.000%, 11/15/38 (A)(B)	870,549

	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C
4,000,000	4.210%, 03/20/26 (B)	4,000,000

	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class C
2,500,000	5.200%, 09/21/26 (B)	2,212,035

	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B
1,160,000	9.590%, 09/20/27 (B)	1,158,419

	MVW, Series 2022-1A, Class A
2,396,304	4.150%, 11/21/39 (B)	2,317,453

	Neuberger Berman Loan Advisers CLO 37, Series 2021-37A, Class AR
2,570,000	5.778%, ICE LIBOR USD 3 Month + 0.970%, 07/20/31 (A)(B)	2,543,855

	Oaktree CLO, Series 2019-4A, Class E
265,000	12.038%, ICE LIBOR USD 3 Month + 7.230%, 10/20/32 (A)(B)	235,039

	OCP CLO, Series 2018-15A, Class D
645,000	10.658%, ICE LIBOR USD 3 Month + 5.850%, 07/20/31 (A)(B)	571,008

4

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 57.6% (continued)

	OCP CLO, Series 2021-17A, Class ER
$ 1,000,000	11.308%, ICE LIBOR USD 3 Month + 6.500%, 07/20/32 (A)(B)	$902,869

	Octagon Investment Partners, Series 2018-3A, Class E
280,000	10.558%, ICE LIBOR USD 3 Month + 5.750%, 10/20/30 (A)(B)	242,153

	OHA Credit Funding, Series 2021-8A, Class D
1,880,000	7.645%, ICE LIBOR USD 3 Month + 2.850%, 01/18/34 (A)(B)	1,792,097

	OHA Credit Funding, Series 2021-2A, Class ER
445,000	11.175%, ICE LIBOR USD 3 Month + 6.360%, 04/21/34 (A)(B)	405,699

	OHA Credit Funding, Series 2021-3A, Class ER
2,415,000	11.058%, ICE LIBOR USD 3 Month + 6.250%, 07/02/35 (A)(B)	2,223,925

	OHA Credit Funding, Series 2021-4A, Class ER
2,355,000	11.215%, ICE LIBOR USD 3 Month + 6.400%, 10/22/36 (A)(B)	2,153,697

	OHA Credit Funding 2, Series 2021-2A, Class AR
2,300,000	5.965%, ICE LIBOR USD 3 Month + 1.150%, 04/21/34 (A)(B)	2,274,141

	OHA Credit Partners XVI, Series 2021-16A, Class D
2,185,000	7.645%, ICE LIBOR USD 3 Month + 2.850%, 10/18/34 (A)(B)	2,089,033

	OneMain Financial Issuance Trust, Series 2018-2A, Class A
329,000	3.570%, 03/14/33 (B)	323,524

	OneMain Financial Issuance Trust, Series 2020-1A, Class C
2,565,000	5.810%, 05/14/32 (B)	2,529,273

	Orange Lake Timeshare Trust, Series 2019-A, Class D
814,284	4.930%, 04/09/38 (B)	758,098

	Palmer Square CLO, Series 2021-1A, Class CR
1,000,000	7.700%, ICE LIBOR USD 3 Month + 3.050%, 11/14/34 (A)(B)	940,829

	Palmer Square CLO, Series 2021-1A, Class CR4
1,740,000	7.525%, ICE LIBOR USD 3 Month + 2.850%, 05/21/34 (A)(B)	1,620,643

	Palmer Square CLO, Series 2021-4A, Class E
1,875,000	10.842%, ICE LIBOR USD 3 Month + 6.050%, 10/15/34 (A)(B)	1,688,402

	Palmer Square Loan Funding, Series 2021-1A, Class D
750,000	10.808%, ICE LIBOR USD 3 Month + 6.000%, 04/20/29 (A)(B)	701,779

	Pikes Peak CLO, Series 2018-1A, Class D
510,000	7.966%, ICE LIBOR USD 3 Month + 3.150%, 07/24/31 (A)(B)	473,148

	Pikes Peak CLO, Series 2021-4A, Class ER
1,990,000	11.402%, ICE LIBOR USD 3 Month + 6.610%, 07/15/34 (A)(B)	1,752,955

	Prestige Auto Receivables Trust, Series 2019-1A, Class E
1,415,000	3.900%, 05/15/26 (B)	1,393,570

	Prestige Auto Receivables Trust, Series 2020-1A, Class E
2,740,000	3.670%, 02/15/28 (B)	2,673,086

	Progress Residential Trust, Series 2020-SFR3, Class F
645,000	2.796%, 10/17/27 (B)	579,313

5

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 57.6% (continued)

	Progress Residential Trust, Series 2021-SFR2, Class F
$ 2,450,000	3.395%, 04/19/38 (B)	$2,127,704

	Progress Residential Trust, Series 2021-SFR1, Class F
360,000	2.757%, 04/17/38 (B)	312,553

	Progress Residential Trust, Series 2021-SFR3, Class F
905,000	3.436%, 05/17/26 (B)	792,633

	Progress Residential Trust, Series 2021-SFR4, Class F
2,175,000	3.407%, 05/17/38 (B)	1,921,315

	PRPM, Series 2020-4, Class A2
1,290,000	3.436%, 10/25/25 (B)(C)	1,249,639

	PRPM, Series 2021-1, Class A2
1,055,000	3.720%, 01/25/26 (A)(B)	1,006,525

	PRPM, Series 2021-2, Class A2
980,000	3.770%, 03/25/26 (A)(B)	877,889

	PRPM, Series 2021-4, Class A2
555,000	3.474%, 04/25/26 (B)(C)	494,677

	PRPM, Series 2022-5, Class A1
1,941,021	6.900%, 09/27/27 (B)(C)	1,946,175

	Rockford Tower CLO, Series 2017-3A, Class D
250,000	7.458%, ICE LIBOR USD 3 Month + 2.650%, 10/20/30 (A)(B)	231,903

	Rockland Park CLO, Series 2021-1A, Class E
2,450,000	11.058%, ICE LIBOR USD 3 Month + 6.250%, 04/20/34 (A)(B)	2,224,164

	RR, Series 2018-3A, Class CR2
250,000	7.292%, ICE LIBOR USD 3 Month + 2.500%, 01/15/30 (A)(B)	218,811

	Santander Bank, Series 2021-1A, Class E
700,000	6.171%, 12/15/31 (B)	601,582

	Santander Bank Auto Credit-Linked Notes Series, Series 2022-C, Class E
479,010	11.366%, 12/15/32 (B)	479,126

	SCF Equipment Leasing, Series 2021-1A, Class E
755,000	3.560%, 08/20/32 (B)	699,714

	SCF Equipment Leasing, Series 2022-2A, Class D
1,510,000	6.500%, 10/20/32 (B)	1,422,811

	Shenton Aircraft Investment I, Series 2015-1A, Class A
479,609	4.750%, 10/15/42 (B)	371,697

	Sierra Timeshare, Series 2020-2A, Class D
298,047	6.590%, 07/20/37 (B)	286,623

	Sierra Timeshare, Series 2021-1A, Class D
547,433	3.170%, 11/20/37 (B)	500,910

	S-Jets, Series 2017-1, Class B
2,374,099	5.682%, 08/15/42 (B)	1,454,183

6

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 57.6% (continued)

	Sound Point Clo XIV, Series 2021-3A, Class B1R
$ 2,470,000	6.315%, ICE LIBOR USD 3 Month + 1.500%, 01/23/29 (A)(B)	$2,445,796

	Textainer Marine Containers VII, Series 2021-1A, Class B
590,238	2.520%, 02/20/46 (B)	501,701

	Thayer Park CLO, Series 2021-1A, Class DR
650,000	11.058%, ICE LIBOR USD 3 Month + 6.250%, 04/20/34 (A)(B)	581,287

	THL Credit Wind River, Series 2018-3A, Class D
280,000	7.758%, ICE LIBOR USD 3 Month + 2.950%, 01/20/31 (A)(B)	244,196

	Trestles CLO II, Series 2018-2A, Class D
415,000	10.568%, ICE LIBOR USD 3 Month + 5.750%, 07/25/31 (A)(B)	352,123

	Tricon American Homes Trust, Series 2020-SFR1, Class F
160,000	4.882%, 07/17/38 (B)	152,040

	VOLT XCIV, Series 2021-NPL3, Class A2
1,630,000	4.949%, 02/27/51 (B)(C)	1,516,072

	VOLT XCVI, Series 2021-NPL5, Class A2
640,000	4.826%, 03/27/51 (B)(C)	566,441

	WAVE, Series 2017-1A, Class A
1,611,662	3.844%, 11/15/42 (B)	1,231,567

	Welk Resorts, Series 2019-AA, Class D
243,036	4.030%, 06/15/38 (B)	234,689

	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,196,263	4.750%, 09/15/43 (B)(C)	1,741,077

	Willis Engine Structured Trust IV, Series 2018-A, Class B
2,343,892	5.438%, 09/15/43 (B)(C)	1,708,029

	Willis Engine Structured Trust V, Series 2020-A, Class A
1,046,614	3.228%, 03/15/45 (B)	806,016

	Willis Engine Structured Trust V, Series 2020-A, Class C
1,639,451	6.657%, 03/15/45 (B)	1,014,276

	Total Asset-Backed Securities
	(Cost $176,165,957)	164,932,841

Commercial Mortgage-Backed Obligations — 26.9%

	BANK, Series BN34, Class A5
1,000,000	2.438%, 06/15/63	844,400

	BBCMS Mortgage Trust, Series BID, Class A
2,885,000	6.599%, ICE LIBOR USD 1 Month + 2.140%, 10/15/37 (A)(B)	2,816,322

	BB-UBS Trust, Series 2012-TFT, Class C
2,000,000	3.559%, 06/05/30 (A)(B)	1,664,111

7

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 26.9% (continued)

	Benchmark Mortgage Trust, Series B31, Class A5
$ 1,000,000	2.669%, 12/15/54	$856,128

	Benchmark Mortgage Trust, Series B11, Class A5
943,000	3.542%, 05/15/52	882,520

	BPR Trust, Series 2021-NRD, Class F
2,545,000	11.353%, TSFR1M + 6.870%, 12/15/38 (A)(B)	2,270,924

	BPR Trust, Series 2022-SSP, Class A
2,920,000	7.478%, TSFR1M + 3.000%, 05/15/39 (A)(B)	2,899,587

	BPR Trust, Series 2022-SSP, Class D
2,170,000	11.109%, TSFR1M + 6.631%, 05/15/39 (A)(B)	2,119,387

	BPR Trust, Series STAR, Class A
1,530,000	7.710%, TSFR1M + 3.232%, 08/15/24 (A)(B)	1,525,194

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
960,514	7.959%, ICE LIBOR USD 1 Month + 3.500%, 11/15/31 (A)(B)	820,952

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,338,852	8.959%, ICE LIBOR USD 1 Month + 4.500%, 11/15/31 (A)(B)	1,553,232

	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D
4,790,000	4.941%, 05/10/47 (A)(B)	3,553,902

	COMM Mortgage Trust, Series 2012-LC4, Class C
17,000	5.298%, 12/10/44 (A)	14,961

	COMM Mortgage Trust, Series 2012-CCRE3, Class D
1,005,000	4.645%, 10/15/45 (A)(B)	732,363

	COMM Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.298%, 12/10/44 (A)(B)	1,138,939

	COMM Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.871%, 08/15/45 (A)(B)	829,044

	COMM Mortgage Trust, Series 2014-UBS4, Class AM
762,000	3.968%, 08/10/47	729,583

	COMM Mortgage Trust, Series 2014-CR21, Class AM
330,000	3.987%, 12/10/47	316,997

	CSMC OA, Series 2014-USA, Class C
895,000	4.336%, 09/15/37 (B)	735,130

	CSMC OA, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (B)	3,110,948

	CSMC Trust, Series 2021-RPL1, Class A2
1,850,000	3.937%, 09/27/60 (B)	1,752,975

	Extended Stay America Trust, Series 2021-ESH, Class F
2,899,291	8.159%, ICE LIBOR USD 1 Month + 3.700%, 07/15/38 (A)(B)	2,775,900

	GS Mortgage Securities II, Series BWTR, Class A
2,210,000	2.954%, 11/05/34 (B)	1,692,771

8

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 26.9% (continued)

	GS Mortgage Securities Trust, Series 2011-GC5, Class C
$ 100,000	5.154%, 08/10/44 (A)(B)	$72,540

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
4,972,728	5.154%, 08/10/44 (A)(B)	2,064,803

	GS Mortgage Securities Trust, Series 2013-GC13, Class C
610,000	4.079%, 07/10/46 (A)(B)	434,660

	GS Mortgage Securities Trust, Series 2014-GC20, Class C
2,625,000	5.001%, 04/10/47 (A)	2,336,770

	GS Mortgage Securities Trust, Series GC22, Class D
3,000,000	4.686%, 06/10/47 (A)(B)	2,668,221

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (B)	2,980,031

	JPMBB Commercial Mortgage Securities Trust, Series C24, Class AS
230,000	3.914%, 11/15/47 (A)	218,381

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013- LC11, Class C
945,000	3.958%, 04/15/46 (A)	884,996

	JPMorgan Chase Commercial Mortgage Securities Trust, Series C3, Class C
2,490,000	5.360%, 02/15/46 (A)(B)	2,332,783

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
913,686	6.000%, 09/25/34	886,355

	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2
520,000	3.500%, 04/25/61 (B)(C)	472,796

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
158,708	6.000%, 10/25/37	208,570

	Morgan Stanley Bank of America Merrill Lynch Trust, Series C11, Class B
3,330,000	4.398%, 08/15/46 (A)	2,456,176

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
2,930,000	5.211%, 06/15/44 (A)(B)	2,207,218

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.705%, 02/05/35 (A)(B)	1,851,592

	Morgan Stanley Capital I Trust, Series C4, Class D
611,298	5.164%, 03/15/45 (A)(B)	575,384

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
118,305	5.500%, 11/25/35	109,001

	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C
830,000	4.281%, 10/15/30 (A)(B)	607,782

	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D
400,000	4.281%, 10/15/30 (A)(B)	208,125

9

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 26.9% (continued)

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
$ 2,000,000	3.584%, 03/11/31 (A)(B)	$1,747,439

	Starwood Retail Property Trust, Series 2014-STAR, Class A
375,160	5.930%, ICE LIBOR USD 1 Month + 1.470%, 11/15/27 (A)(B)	260,019

	Starwood Retail Property Trust, Series 2014-STAR, Class E
3,185,000	8.860%, ICE LIBOR USD 1 Month + 4.400%, 11/15/27 (A)(B)(D)	309,045

	Starwood Retail Property Trust, Series 2014-STAR, Class F
3,785,000	8.154%, ICE LIBOR USD 1 Month + 3.694%, 11/15/27 (A)(B)(D)	313,741

	Towd Point Mortgage Trust, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A)(B)	928,618

	Towd Point Mortgage Trust, Series 2018-5, Class M1
505,000	3.250%, 07/25/58 (A)(B)	405,193

	Towd Point Mortgage Trust, Series 2019-2, Class M1
890,000	3.750%, 12/25/58 (A)(B)	745,578

	Towd Point Mortgage Trust, Series 2020-4, Class M1
2,300,000	2.875%, 10/25/60 (B)	1,822,851

	UBS Commercial Mortgage Trust, Series 2018-C14, Class C
1,885,000	5.227%, 12/15/51 (A)	1,590,439

	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	4.780%, 05/10/63 (A)(B)	15,155

	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C
1,485,000	4.458%, 08/15/50	922,497

	Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class C
2,902,000	5.060%, 06/15/49 (A)	2,416,026

	Wells Fargo Commercial Mortgage Trust, Series C36, Class C
500,000	4.134%, 11/15/59 (A)	385,682

	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
2,609,443	5.378%, 03/15/44 (A)(B)	978,541

	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D
722,000	4.845%, 06/15/44 (A)(B)	650,468

	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E
1,680,000	4.845%, 06/15/44 (A)(B)	1,366,010

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C
82,696	4.806%, 06/15/45 (A)	58,714

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D
1,483,000	4.806%, 06/15/45 (A)(B)	556,125

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
3,846,032	4.806%, 06/15/45 (A)(B)	86,536

	WFRBS Commercial Mortgage Trust, Series C10, Class C
2,130,000	4.327%, 12/15/45 (A)	1,874,414

10

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 26.9% (continued)

	WFRBS Commercial Mortgage Trust, Series C24, Class C
$ 255,000	4.290%, 11/15/47 (A)	$208,642

	Total Commercial Mortgage-Backed Obligations
	(Cost $94,697,891)	76,854,187

Residential Mortgage-Backed Obligations — 8.9%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
262,035	5.500%, 04/25/34	246,753

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
577,550	6.000%, 09/25/34	557,480

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
127,401	5.750%, 01/25/35	121,242

	Alternative Loan Trust, Series 2005-J1, Class 2A1
46,313	5.500%, 02/25/25	44,762

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
347,297	5.500%, 10/25/33	332,929

	Banc of America Funding Trust, Series 2005-7, Class 3A1
336,818	5.750%, 11/25/35	333,555

	Banc of America Funding Trust, Series 2007-4, Class 5A1
85,114	5.500%, 11/25/34	75,826

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
228,027	4.079%, 08/25/34 (A)	208,397

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
514,485	3.940%, 08/25/35 (A)	406,479

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
147,763	4.016%, 09/25/34 (A)(B)	144,783

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
254,730	6.470%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.400%, 11/25/35 (A)(B)	240,515

	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A)(B)	865,688

	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
181,933	5.500%, 08/25/34	174,644

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
1,162,799	6.160%, 12/25/33 (C)	1,097,840

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
138,981	4.856%, ICE LIBOR USD 1 Month + 0.350%, 06/25/34 (A)	121,692

11

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 8.9% (continued)

	FHLMC STACR REMIC Trust, Series 2020-DNA6, Class B1
$ 2,000,000	7.310%, SOFR30A + 3.000%, 12/25/50 (A)(B)	$1,925,745

	FHLMC STACR REMIC Trust, Series 2020-DNA3, Class B1
787,376	9.606%, ICE LIBOR USD 1 Month + 5.100%, 06/25/50 (A)(B)	823,555

	FHLMC STACR REMIC Trust, Series 2020-DNA4, Class B1
1,442,746	10.506%, ICE LIBOR USD 1 Month + 6.000%, 08/25/50 (A)(B)	1,542,071

	FHLMC STACR REMIC Trust, Series 2021-DNA3, Class B1
2,000,000	7.810%, SOFR30A + 3.500%, 10/25/33 (A)(B)	1,908,789

	FHLMC STACR REMIC Trust, Series 2022-DNA7, Class M1B
1,845,000	9.310%, SOFR30A + 5.000%, 03/25/52 (A)(B)	1,987,988

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
25,195	3.375%, 07/25/35 (A)	23,867

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
720,397	3.853%, 10/25/34 (A)	659,596

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
990,057	3.433%, 08/25/35 (A)	793,461

	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
2,559,123	4.926%, ICE LIBOR USD 1 Month + 0.420%, 02/25/46 (A)	1,814,967

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
910,735	2.990%, 03/25/35 (A)	827,102

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
1,696,067	2.657%, 03/25/35 (A)	1,401,283

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
376,050	3.168%, 04/25/36 (A)	348,321

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
242,234	5.250%, 11/25/33	231,972

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
2,001,569	5.500%, 03/25/34	1,762,213

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
202,201	5.500%, 06/25/34	196,209

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
313,863	6.000%, 06/25/34	309,715

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
679,010	6.000%, 09/25/34	650,911

	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M3
730,000	2.500%, 11/25/60 (A)(B)	594,336

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
1,748,720	4.142%, 03/25/35 (A)	946,239

12

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 8.9% (continued)

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
$ 2,907,458	4.816%, ICE LIBOR USD 1 Month + 0.310%, 07/25/35 (A)	$1,863,642

	Total Residential Mortgage-Backed Obligations
	(Cost $27,776,267)	25,584,567

U.S. Treasury Obligation — 4.6%
13,170,000	U.S. Treasury Bill, 4.592%, 04/20/23 (E)	13,040,576

	Total U.S. Treasury Obligation
	(Cost $13,040,451)	13,040,576

Corporate Obligation — 1.0%

	PG&E Wildfire Recovery Funding
3,000,000	4.263%, 06/01/36	2,892,509

	Total Corporate Obligation
	(Cost $2,999,850)	2,892,509

Other Investment — 0.0%

	ECAF I BLOCKER Ltd.
900	03/15/40 (D)(F)	61,425

	Total Other Investment
	(Cost $9,000,000)	61,425

	Total Investments — 99.0%
	(Cost $323,680,416)	283,366,105
	Other Assets and Liabilities, net — 1.0%	2,966,765

	Net Assets — 100.0%	$286,332,870

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at January 31, 2023, was $227,794,174, representing 79.6% of Net Assets of the Portfolio. All securities are considered liquid unless otherwise noted.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

13

Portfolio of Investments — as of January 31, 2023 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	The rate shown is the 7-day effective yield as of January 31, 2023.
(F)	No interest rate available.

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

Ltd. — Limited

REMIC — Real Estate Mortgage Investment Conduit

SOFR30A — Secured Overnight Financing Rate 30-day Average

STACR — Structured Agency Credit Risk

USD — U.S. Dollar

Amounts designated as “-“ are $0.

14